DIRECTORS LOAN	12 Months Ended
Mar. 31, 2026
DIRECTORS LOAN
DIRECTOR'S LOAN

10. DIRECTOR’S LOAN

In December 2019, the Company entered into a loan extension and amendment agreement (the “Loan”) with a director and significant shareholder of the Company (the “Lender”), pursuant to which a previous loan agreement with a maturity date of November 26, 2019 was extended for five years or earlier pending the achievement of certain financing milestones. The Loan has a principal sum of $1,000,000, is unsecured and bears interest at a rate of 10% per annum. On November 25, 2024, the Lender agreed to extend the repayment date of the Loan to November 26, 2025. On November 25, 2025, the repayment date of the Loan was further extended to January 4, 2027 or earlier pending the achievement of certain financing milestones. Interest is accrued on a monthly basis will be paid as amended, by the Loan maturity date.

The continuity of the Loan balance is as follows:

Total
($)
Balance, March 31, 2024	784,947
Amortization of transaction costs	181,357
Balance, March 31, 2025	966,304
Interest expense	100,000
Amortization of transaction costs	34,678
Cash interest paid	(50,136)
Closing balance, March 31, 2026	1,050,846
Current portion	1,050,846
Non-current portion	–

Finance expenses	Years ended March 31,
	2026	2025
	($)	($)
Interest on loan	100,000	99,000
Amortization of transaction costs	34,678	181,357
Total	134,678	280,357